Nature and Continuance of Operations (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Nature And Continuance Of Operations
Aggregate proceeds from issuance of shares and warrants	$ 52,485
Proceeds from issuance of private placements	7,911
Proceeds from exercise of share purchase options and warrants	791
Cash and cash equivalents	14,038	$ 14,872	$ 14,872	$ 67,158
Working capital deficiency	233
Net loss	69,193	15,957	15,957
Retained earnings deficit	$ (556,106)	$ (486,913)	$ (486,913)